Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Operating Leases
2022	$ 8,499
2023	8,244
2024	7,672
2025	6,573
2026	4,139
Thereafter	162
Total future minimum lease payments	35,289
Less imputed interest	(4,069)
Total	$ 31,220
Operating Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease obligations - current portion	$ 7,085	$ 6,061
Operating lease liabilities	24,135	$ 24,446
Other liabilities	0
Total	$ 31,220